Employee Benefits - DB Equity Plan Awards Granted Released and Remaining (Detail) - DB Equity Plan	Dec. 31, 2025 yr € / shares	Dec. 31, 2024 yr € / shares
Share-Based Plans [Line Items]
Weighted average fair value per award granted in year (in EUR per share)	€ 17.47	€ 10.30
Weighted average share price at release/exercise in year (in EUR per share)	€ 21.77	€ 12.92
Weighted average remaining contractual life in years | yr	1.35	1.4